Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations
Schedule of major subsidiaries and VIEs

The major subsidiaries and the VIEs through which the Company conducts its business operations as of December 31, 2025 are described below:

Place and year of
Major Subsidiaries	Incorporation
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hong Kong NetEase Interactive Entertainment Limited	Hong Kong, China 2007

Place and year of
Major VIEs and VIEs’ subsidiaries	Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Hangzhou NetEase Leihuo Technology Co., Ltd. (“Hangzhou Leihuo”, formerly known as Hangzhou NetEase Leihuo Network Co., Ltd.)	Hangzhou, China 2009

Schedule of combined financial information of the VIEs included in the accompanying consolidated financial statements of the Group

The following combined financial information of the VIEs was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	1,013,200	777,174
Time deposits	70,000	—
Restricted cash	3,025,450	4,258,359
Accounts receivable, net	3,618,024	3,247,738
Inventories	27,335	19,788
Prepayments and other current assets, net	2,346,183	2,261,829
Short-term investments	413,516	1,086,364
Amounts due from Group companies	11,716,452	17,002,696
Total current assets	22,230,160	28,653,948

Property, equipment and software, net	9,905	9,667
Operating lease right-of-use assets, net	35,015	30,637
Deferred tax assets	15,191	63,621
Restricted cash	3,201	3,204
Long-term investments	1,119,963	946,017
Other long-term assets	342,065	113,461
Total non-current assets	1,525,340	1,166,607

Total assets	23,755,500	29,820,555

Accounts payable	51,905	36,138
Salary and welfare payables	93,859	92,962
Taxes payable	139,413	92,712
Short-term loans	—	15,336
Contract liabilities	13,702,547	18,577,529
Accrued liabilities and other payables	4,555,787	5,900,414
Short-term operating lease liabilities	18,398	11,995
Amounts due to Group companies	2,658,376	1,868,605
Total current liabilities	21,220,285	26,595,691

Deferred tax liabilities	—	1,120
Long-term operating lease liabilities	14,853	16,320
Other long-term liabilities	648,623	866,884
Total non-current liabilities	663,476	884,324

Total liabilities	21,883,761	27,480,015

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues
Third-party revenues	90,054,544	90,872,284	94,880,469
Intra-Group revenues	734,857	938,100	1,126,267
Total net revenues	90,789,401	91,810,384	96,006,736

Cost of revenues and operating expenses
Third-party cost of revenues and operating expenses	(17,468,565)	(18,544,042)	(19,840,943)
Intra-Group cost of revenues and operating expenses related to technical consulting and related service	(72,992,568)	(72,698,641)	(75,453,222)
Other intra-Group cost of revenues and operating expenses	(23,546)	(155,620)	(202,769)
Total cost of revenues and operating expenses	(90,484,679)	(91,398,303)	(95,496,934)

Net income	328,357	177,118	518,906

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third-parties	72,325,460	74,828,624	82,085,108
Net cash used in transactions with intra-Group companies related to technical consulting and related service	(73,298,667)	(73,785,893)	(83,737,036)
Net cash provided by/(used in) other transactions with intra-Group companies	639,545	(45,054)	952,161
Net cash (used in)/provided by operating activities	(333,662)	997,677	(699,767)

Cash flows from investing activities:
Net cash used in transactions with third-parties	(82,645)	(234,760)	(480,011)
Net loans (made to)/repaid by intra-Group companies	—	(1,438,000)	2,273,000
Net cash (used in)/provided by investing activities	(82,645)	(1,672,760)	1,792,989

Cash flows from financing activities:
Net cash (used in)/provided by transactions with intra-Group companies	(52,839)	229,553	(110,939)
Net cash provided by/(used in) transactions with third-parties	15,673	(16,095)	15,336
Net cash (used in)/provided by financing activities	(37,166)	213,458	(95,603)